Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 651	$ 0
Work in process	10	0
Total inventories	$ 662	$ 0